Fee and Commission Income and Expense - Services Rendered by the Bank and Its Subsidiaries and Correspond (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fees and income from services [abstract]
Fees and commissions from lines of credits and overdrafts	$ 5,292	$ 3,306	$ 4,911
Fees and commissions from guarantees and letters of credit	15,317	14,776	13,562
Fees and commissions from card services	72,932	63,388	52,775
Fees and commissions from accounts management	11,512	12,024	10,171
Fees and commissions from collections and payments	20,359	25,359	24,813
Fees and commissions from brokerage and securities management	10,966	13,183	9,454
Fees and commissions from asset management	24,718	25,965	23,614
Compensation for insurance brokerage	36,693	26,096	21,477
Investment banking and advisory fees	19,403	8,162	8,951
Fees and commissions from student loans ceded	5,300	4,680	3,354
Commissions on loan transactions	651	2,560	2,572
Commissions for mortgage loans	1,486	1,112	1,023
Other fees from services rendered	10,982	12,088	12,768
Other commissions earned	2,345	3,721	4,356
Totals	$ 237,956	$ 216,420	$ 193,801